Derivatives - Summary of Information about Terms and Conditions of Hedging Instruments (Detail) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	760	27
Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	8	9
Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	1,456	1,202
Up to 1 month [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	321	22
Up to 1 month [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Up to 1 month [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Up to 1 month [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Up to 1 month [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Average fixed interest rate	0.00%	0.00%
Up to 1 month [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.81	1.21
Up to 1 month [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.18	0.97
1-3 months [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	438	5
1-3 months [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-3 months [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-3 months [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-3 months [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Average fixed interest rate	0.00%	0.00%
1-3 months [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.88	1.21
1-3 months [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.18	0.97
3-12 months [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
3-12 months [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
3-12 months [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
3-12 months [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
3-12 months [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Average fixed interest rate	0.00%	0.00%
3-12 months [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-5 years [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-5 years [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-5 years [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	185	190
1-5 years [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	17	10
1-5 years [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Average fixed interest rate	0.00%	0.00%
1-5 years [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.14	1.13
1-5 years [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-5 years [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.88	0.88
1-5 years [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.74	0.74
1-5 years [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.35	1.35
1-5 years [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
> 5 years [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
> 5 years [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	8	9
> 5 years [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	1,271	1,013
> 5 years [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	11	22
> 5 years [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	3,770	5,352
Average fixed interest rate	3.08%	3.06%
> 5 years [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.13	1.13
> 5 years [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
> 5 years [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.88	0.89
> 5 years [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.76	0.76
> 5 years [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.32	1.32
> 5 years [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0